July 21, 2006

VIA EDGAR SUBMISSION AND COURIER

Mr. Jeffrey P. Riedler

Ms. Keira Ino

Ms. Lisa Vanjoske

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Warner Chilcott Holdings Company, Limited

Registration Statement on Form S-1 filed June 9, 2006

File No. 333-134893

Dear Mr. Riedler, Ms. Ino and Ms. Vanjoske:

This letter responds to comments of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in the letter from the Staff dated July 7, 2006 (the “Comment Letter”) regarding the above-referenced registration statement on Form S-1 of Warner Chilcott Holdings Company, Limited (the “Registrant”) filed on June 9, 2006 (the “Registration Statement”). In conjunction with this letter, the Registrant is filing via EDGAR, for review by the Staff, Amendment No. 1 (“Amendment No. 1”) to the Registration Statement.

Please find enclosed three copies of Amendment No. 1 marked to show changes from the Registration Statement. The changes reflected in Amendment No. 1 include those made in response to the comments of the Staff in the Comment Letter and other changes that are intended to update, clarify and render the information complete.

Set forth below are responses to the Staff’s comments numbered 1 through 32, as set forth in the Comment Letter. Page references in the Registrant’s

Page 2	July 21, 2006

responses below correspond to the page numbers in the marked copy of Amendment No. 1.

Comments applicable to the entire filing

1.	We note that your filing contains numerous omissions throughout the prospectus which relate to the offering price range or the number of shares you will sell. These omissions include but are not limited to:

•	Summary Financial Data

•	Use Of Proceeds

•	Capitalization

•	Dilution

•	The Option Grants Table

•	Shares Eligible For Future Sale

•	The Principal Stockholders Table

•	Description of Capital Stock

Rule 430A requires you to include this information in your filing based upon an estimate of the offering price within a bona fide range you disclose on the cover page and based upon an estimate of the number of shares you will sell. We consider a bona fide range to be $2 if the price is under $20 and 10% if it is above $20. You should include the required information in an amendment prior to circulating a “red herring” prospectus.

The Registrant hereby confirms that any preliminary prospectus it circulates will include all Rule 430A information, including a bona fide estimate of the range of the maximum and minimum offering price and the maximum number of securities offered.

2.	Provide us with copies of all the graphic, photographic or artistic materials you intend to include in the prospectus prior to its printing and use. Please note that we may have comments. Please also note that all textual information in the graphic material should be brief and comply with the plain English guidelines regarding jargon and technical language.

The Registrant will provide the Staff with copies of the graphic, photographic and/or artistic materials it intends to use in a subsequent amendment to the Registration Statement.

Prospectus Summary

3.

In the next to last sentence of the second paragraph under “Our Business” on page 1 you say that Doryx is the “leading branded oral tetracycline in the United States for the treatment of acne.” Please provide factual support for this claim. Mark the supporting data to show the location of the information you are relying on. Also provide support for the other

Page 3	July 21, 2006

claims regarding the market for your products and your place in that market, that appear throughout the prospectus.

The Registrant has provided the requested factual support in Exhibit A hereto.

Our Competitive Strengths – page 4

Our Strategy – page 5

4.	Currently, this discussion is unbalanced as it only focuses on your competitive strengths. Please expand the discussion to also identify your weaknesses and the impediments to implementing your strategy. You should discuss them in the same detail that you discuss your strengths and strategy.

The Registrant has revised its disclosure as requested. See page 5.

Summary of Historical Consolidated Financial Data – page 7

5.	Please disclose the actual earnings (loss) per share here.

The Registrant has revised its disclosure as requested. See page 9.

Risk Factors – page 10

Changes in market conditions, including lower than expected cash flows or revenues for our branded pharmaceutical products, may result in our inability to realize the value of these products, in which case we may have to record an impairment charge. – page 13

6.	Please explain what “PMDD” stands for.

“PMDD” stands for premenstrual dysphoric disorder. The Registrant has revised its disclosure to include this information. See page 14.

Use of Proceeds – page 28

7.	Please expand the disclosure to disclose the approximate amounts of the proceeds to be used for each identified purpose. Also, set forth the interest rate and maturity of the indebtedness you will repay. If the indebtedness was incurred within one year, describe the use of the proceeds of such indebtedness. See Item 504 of Regulation S-K.

All information required to be provided pursuant to Item 504 of Regulation S-K, including the approximate amounts of the proceeds to be used for each identified purpose, the interest rate and maturity of the indebtedness the

Page 4	July 21, 2006

Registrant will repay and the use of proceeds of indebtedness incurred within one year, if applicable, will be included in a subsequent amendment to the Registration Statement.

Selected Historical Consolidated Financial Data – page 38

8.	Please disclose the pro forma earnings (loss) per share here.

The Registrant has revised its disclosure as requested. See page 40.

Revenue Recognition – page 46

9.	Please note that your disclosures should address material implications of uncertainties associated with the methods, assumptions and estimates underlying your critical accounting measurements. For chargebacks, trade discounts, sales returns, rebates, coupons, taxes, and fee for service arrangements, please provide the following disclosures:

a)	Analysis of how accurate the estimate/assumption has been in the past, how it has changed in the past, and whether it is reasonably likely to change in the future, to the extent material;

The Registrant has revised its disclosure as requested. See pages 47-48. In addition, the Registrant notes that it has not identified any estimates/assumptions that are reasonably likely to change in the future.

b)	Analysis of the estimate/assumption specific sensitivity to change, based on other outcomes that are reasonably likely to occur and would have a material effect;

The Registrant has revised its disclosure as requested. See pages 47-48. In addition, the Registrant notes that it has not identified any estimates/assumptions that are reasonably likely to change in the future.

c)	A roll-forward of the significant accruals for each period presented that shows the following:

•	Beginning balance,

•	Current provision related to sales made in current period,

•	Current provision related to sales made in prior periods,

•	Actual returns/rebates in current period related to sales made in current period,

•	Actual returns/rebates in current period related to sales made in prior periods,

•	Ending balance.

The Registrant has revised its disclosure as requested. See pages 47-48. Significant accruals for the Registrant are product returns and Medicaid rebates. All other categories of sales deduction expenses aggregate to approximately 4-5% of the Registrant’s gross sales for the year ended December 31, 2005 and the quarter ended March 31, 2006, with no individual component greater than 2% of gross sales.

Page 5	July 21, 2006

d)	To the extent that information you consider is quantifiable, disclose both quantitative and qualitative information and discuss to what extent information is from external sources (e.g., end-customer prescription demand, third-party market research data comparing wholesaler inventory levels to end-customer demand). For example, in discussing your estimate of product that may be returned, consider disclosing and discussing, preferably by product and in tabular format, the total amount of product (in sales dollars) that could be potentially be returned as of the balance sheet date and disaggregated by expiration period.

The Registrant has revised its disclosure as requested. See pages 47-48.

e)	If applicable, a discussion of shipments made to wholesalers wherein such shipments are as a result of incentives and/or in excess of the wholesaler’s ordinary course of business inventory level. Discuss your revenue recognition policy for such shipments.

The Registrant does not have material amounts of shipments that are as a result of incentives or shipments that are in excess of its customers’ ordinary course of business inventory levels. Accordingly, the Registrant does not have a formal revenue recognition policy for such shipments. In addition, the Registrant entered into two fee-for-service agreements in 2005 with two of its largest customers. Under these agreements, the Registrant pays these customers a fee for distributing its products to retailers. The fee-for-service expense is less than 2% of the Registrant’s gross sales in all periods presented.

Impairment of Goodwill and Definite-Lived Intangible Assets – page 47

10.	Goodwill represents 42% of total assets at December 31, 2005 and Intangible Assets represent 50% of total assets at December 31, 2005. Please note that your disclosures should address material implications of uncertainties associated with the methods, assumptions and estimates underlying your critical accounting measurements. Expand your disclosure to explain more fully how you assess impairment. Consider the following:

•	Describe the level of cash flows at which impairment is tested at and the methodologies used to calculate and evaluate future cash flows. Quantify the amount of goodwill associated with each reporting unit.

Page 6	July 21, 2006

The Registrant has revised its disclosure as requested. See pages 49-50.

•	Identify and quantify the key assumptions and discuss how each key assumption estimated has changed historically over the periods presented.

The Registrant has revised its disclosure as requested. See pages 49-50. Additionally, the Registrant notes that the successor has only completed one goodwill impairment test as of December 31, 2005. Some of the key assumptions used were as follows: (1) a discount rate of 13%, (2) sales and cash-flow forecasts for 15 years by product, and (3) terminal value calculated and discounted at 13% of year 15 cash flow.

•	Discuss how management has adjusted each key assumption used in the most recent test for impairment given their historical changes or given current trends observed.

The Registrant has revised its disclosure as requested. See pages 49-50. The only significant change in key assumptions related to the impairment charge taken in the year ended December 31, 2005 was a change in forecasted cash flows for Sarafem and Duricef due to competitive factors in the marketplace which reduced expected cash flows for those products (see also current disclosure on page 61).

•	Provide a quantitative and narrative discussion of the impact that reasonably likely changes in one or more of the key assumptions identified would have on the outcome of the impairment assessment.

The Registrant has not identified any changes to assumptions that are reasonably likely to occur in the future. If such changes occur in the future the Registrant will disclose such changes, to the extent material.

Results of Operations – page 49

11.	Where you have attributed the fluctuations in your revenues to multiple factors, such as prices, volume, and/or product introduction, please ensure that you have quantified the change attributable to each factor in accordance with Item 303(a)(3)(iii) of Regulation S-K. In addition, the revenue diluting factors, such as product returns and chargebacks, should also be discussed to the extent they have significantly affected your net sales.

The Registrant has revised its disclosure as requested. See pages 54-55, 58-60, 64-65 and 68. Specifically, the Registrant has added information allowing assessment of the overall impact of price increases on revenues using a percentage of average selling prices by product, as applicable. In addition, the Registrant believes that although it can obtain directional evidence relating to the volume factors (units sold to customers), the subjectivity inherent in analyzing the individual components of volume (both dollarized net sales from prescription data purchased through IMS and changes in customer inventory levels) constrains the Registrant from providing further quantitative disclosure. Further, the Registrant has discussed, to the extent material, any changes in its significant revenue deduction categories, such as product returns and Medicaid rebates.

Page 7	July 21, 2006

Operating Activities – page 68

12.	Fully explain the significant amount of cash used for inventories in the quarter ended March 31, 2006 as compared to cash provided by inventories in the quarter ended March 31, 2005. If the 2006 amount all relates to Dovonex, please more fully explain how.

The Registrant has revised its disclosure as requested. See page 71.

Contractual Commitments – page 73

13.	Please quantify the percentages of net sales on which supply fees and royalties to LEO Pharma will be based. At a minimum, an estimated weighted average percentage should be disclosed here.

The Registrant has revised its disclosure as requested. See page 76.

14.	Interest on debt should be included in the table since it represents a contractual obligation as long as debt is outstanding. The interest rate can be estimated for purposes of this disclosure.

The Registrant has revised its disclosure as requested. See page 76.

Management – page 93

Option Grants in Last Fiscal Year – page 98

15.	Please expand the table to include the potential realized values at assumed annual rates of stock price appreciation for the option term based on the offering price of the securities being registered.

The Registrant has revised its disclosure to include the column requested. See page 101. In a subsequent amendment to the Registration Statement, the Registrant will include the relevant information in order to complete the newly added column in the table, based upon an estimate of the offering price within the bona fide range for the securities being registered which the Registrant discloses on the cover page of the prospectus.

Aggregated Option Exercises in 2005 Fiscal Year and Fiscal Year-End Option Values – page 99

16.	Please add a column to the table showing the value of unexercised options based on the offering price of the securities being registered.

The Registrant has revised its disclosure to expand the table to include an additional column as requested. See page 102. In a subsequent amendment to the Registration Statement, the Registrant will include the relevant information in order to complete the newly added column in the table, based upon an estimate of the offering price within the bona fide range for the securities being registered which the Registrant discloses on the cover page of the prospectus.

Page 8	July 21, 2006

Principal and Selling Stockholders – page 103

17.	For each non-natural person included in the ownership table, please provide the name of the natural person(s) exercising investment and voting control over the securities.

The following is a description of the processes by which investment and voting decisions are made for each non-natural person included in the ownership table:

•	Bain Capital Investors, LLC: The determination of whether a person or entity is the beneficial owner of securities for purposes of Section 13(d) depends upon an analysis of the facts and circumstances. One must determine whether the person or entity in fact has or shares investment power or voting power with respect to the securities. Where one or more individuals are empowered to vote portfolio securities, but only at the direction of (or as nominee for) someone else, those persons are not deemed beneficial owners of the securities. See Calvary Holdings, Inc. vs. Chandler, 948 F.2d 59, 61 (1st Cir. 1991).

In the case of Bain Capital Investors, LLC, the investment and voting decisions are made jointly by three or more individuals. Under the “rule of three,” if voting or investment decisions with respect to issuer securities require a vote of a majority of three or more persons, none of them will be deemed the beneficial owner of those securities for purposes of Section 13(d). See Southland Corp. (July 8, 1987). Based upon this analysis, no individual managing director of Bain Capital Investors, LLC exercises investment and voting control over the securities, except with respect to the shares in which he directly holds a pecuniary interest.

•	DLJ Merchant Banking III, Inc.: Investment decisions are made by an investment committee of DLJMB III (Bermuda), L.P., which is the associate general partner of DLJMB Overseas Partners III, C.V., composed of senior investment professionals. No individual has authority to make any investment decision without the approval of the investment committee. Voting decisions are made by senior investment professionals of DLJMB Overseas Partners III, C.V. The identity of these individuals changes from time to time. As such, the names of the individuals associated with DLJ Merchant Banking III, Inc. exercising investment and voting control over the securities are not provided.

•	J.P. Morgan Partners, LLC: Investment and voting decisions are made by Jeffrey C. Walker, the President of JPMP Capital Corp., and Stephen P. Murray, a Managing Director of JPMP Capital Corp.

•	Thomas M. Lee Partners, L.P.: Voting and investment decisions are made jointly by three or more individuals. No individual has authority to make any investment or voting decision without the approval of two or more others. Therefore, the names of the individuals associated with Thomas H. Lee Partners, L.P. exercising voting and investment control over the securities are not provided.

Certain Relationships and Related Party Transactions – page 106

Sponsor Shareholders Agreement – page 106

18.	Please revise the second paragraph to explain what the “customary demand registration rights” consist of.

The Registrant has revised its disclosure as requested. See page 109.

Management Shareholders Agreement and Related Matters – page 107

19.	Please expand the disclosure in this section to include all of the information specified in Item 404(a) of Regulation S-K, including the amount of the interest of each named person. Your revised disclosure should also explain what a “Strip Grant” is.

The Registrant has revised its disclosure as requested. See page 109.

Unaudited Interim Financial Statements, page F-2

20.	Apply below comments issued under the “Audited Financial Statements” to the Unaudited Interim Financial Statements as appropriate.

The Registrant has updated the interim financial statements as appropriate. See page references for each response below.

Consolidated Balance Sheets, page F-26

21.	Please disclose the liquidation preference and the redemption value of the subsidiary’s preferred stock on the face of your consolidated balance sheets. Terms of redemption should also be discussed in your notes to the financial statements.

The Registrant has revised its disclosure as requested. See pages F-2, F-14, F-15, F-26 and F-55.

Consolidated Statements of Operations, page F-27

22.

Please parenthetically disclose on the face of the statement that cost of sales excludes amortization and impairment of acquired developed products. In addition, since such exclusion makes the discussion of gross

Page 9	July 21, 2006

profit inappropriate, revise your discussions within Management’s Discussion and Analysis to exclude references to gross profit that excludes amortization and impairment of acquired developed products.

The Registrant has added the suggested disclosure on the face of its Statements of Operations. See pages F-3 and F-27. The Registrant has removed all references to gross profit from the “Management’s Discussion and Analysis” section of the prospectus. The Registrant has added disclosure in the Management’s Discussion and Analysis section of the prospectus to describe fluctuations in cost of sales. In addition, the Registrant has clearly noted in each discussion of cost of sales that such term does not include amortization of intangible assets and impairment of intangible assets. See pages 55, 59-60, 65 and 68.

Intangible Assets, page F-35

23.	So that a reader can assess significance, disclose the carrying value of the impaired assets after the impairment.

The Registrant has revised its disclosure as requested. See page F-36.

Note 4. Acquisitions and Divestitures, page F-41

24.	Where you have entered into a supply/service agreement in conjunction with other arrangements discussed here, please ensure that you have disclosed the minimum purchase requirement, if applicable, and how the supply/service prices were determined.

The Registrant has revised its disclosure as requested. See pages F-45 - F-46. The Registrant notes that additional disclosure regarding aggregate purchase minimums is also contained in note 12 to the Registrant’s interim financial statements and note 14 to the Registrant’s audited financial statements.

25.	Since you have attributed a significant portion of the January 1, 2005 acquisition price to goodwill, please disclose a description of the factors that contributed to a purchase price that resulted in recognition of goodwill in accordance with paragraph 51 (b) of SFAS 141.

The Registrant has revised its disclosure as requested. See page F-42.

26.	The pro forma amounts should reflect the acquisition as if it had occurred at the beginning of the comparable prior period, rather than as if it had occurred on the first day of each period presented. Refer to paragraph 54 (b) of SFAS 141 and revise the schedule and/or disclosure accordingly.

The Registrant has revised its disclosure as requested. The Registrant has also removed information for the fiscal year ended September 30, 2003 as it is not

Page 10	July 21, 2006

required. The calculations for this disclosure were correct as shown. See page F-43.

27.	If the reference to a third party appraisal firm is retained, name the firm and provide a consent.

The Registrant has deleted the reference to the third party appraisal firm.

Divestitures – Included as Discontinued Operations, page F-45

28.	Please explain how you have considered the supply agreement entered into in conjunction with the December 2003 disposal of the manufacturing facility of your Pharmaceutical Development and Manufacturing Services in accounting for the disposal as a discontinued operation.

The Registrant considered the following factors in the accounting for the December 2003 disposal of its Pharmaceutical Development and Manufacturing Services facility. The sale was negotiated and executed in an arms-length negotiation process. In conjunction with the sale, a supply agreement was entered into which included a standard “cost plus” arrangement to supply product to the Registrant for a term of two years. The supply agreement included minimum purchase requirements over the term. Finally, this entire business, including the previously mentioned supply agreement, was sold four months later on April 28, 2004 to a third party (see current disclosure regarding this sale on page F-45).

Note 7. Intangible Assets, page F-47

29.	Intangible assets comprise 50% of total assets. In light of this significance, we believe you should disaggregate this amount to give readers a better understanding of this material asset. Provide disaggregated amounts by product, therapeutic category, the level at which impairment is evaluated, or in some other manner that would be appropriate.

The Registrant has revised its disclosure as requested. See pages F-10 and F-47.

Note 10. Indebtedness, page F-48

30.	Indicate how you are in compliance with each debt covenant.

The Registrant has revised its disclosure as requested. See pages F-11 and F-49. The Registrant supplementally informs the Staff that it had EBITDA flexibility in the total indebtedness to EBITDA covenant contained in its senior credit facility of approximately $87.0 million as of December 31, 2005 and $89.0 million as of March 31, 2006. In addition, under the EBITDA to interest expense covenant contained in the Registrant’s senior credit facility, the Registrant had EBITDA flexibility of approximately $97.0 million as of December 31, 2005 and $95.0 million as of March 31, 2006.

Page 11	July 21, 2006

Note 11. Stock Based Compensation Plans, page F-51

31.	In order for us to fully understand the equity fair market valuations reflected in your financial statements, please provide an itemized chronological schedule covering all equity instruments issued during 2005 through the date of your response. Please provide the following information separately for each equity issuance:

•	The date of the transaction,

•	The number of options granted or shares issued,

•	The exercise price or per share amount paid,

•	The identity of the recipient, indicating if the recipient was a related party,

•	The amount of any compensation or interest expense element.

•	Nature and terms of concurrent transactions; and,

•	Whether the valuation was performed contemporaneously or retrospectively

•	Why management chose to use its methodology instead of a contemporaneous, unrelated third party valuation.

•	The significant factors, assumptions, and methodologies used in determining fair value

•	An explanation of how the fair value of the convertible class L common stock and common stock relate, given their conversion ratio,

•	A discussion of each significant factor contributing to the difference between the fair value as of each grant date and the midpoint of the estimated IPO price for later grants

For item (g), we will defer our final evaluation of stock compensation and other costs recognized until the estimated offering price is specified and the amendment containing that information is filed.

The following is a description of all equity instruments issued by the Registrant during 2005 through the date of this letter:

The Issuance of Equity Securities in Connection With the Acquisition of Warner Chilcott PLC by the Sponsors on January 18, 2005

To fund the acquisition of Warner Chilcott PLC (the “Predecessor”) by a group comprised primarily of Bain Capital Investors, LLC and affiliates, DLJ Merchant Banking III, Inc. and affiliates, J.P. Morgan Partners, LLC and affiliates and Thomas H. Lee Partners, L.P. and affiliates (collectively, the “Sponsors”) in January 2005, Warner Chilcott Holdings Company, Limited (“Holdings” or the “Registrant”) and its direct subsidiary Warner Chilcott Holdings Company II, Limited (“Holdings II”) raised $1.283 billion of equity capital by selling 88,002,920 Class A common shares of Holdings (the “Class A shares”), 10,628,372 Class L common shares of Holdings (the “Class L shares”) and 402,805 preferred shares of Holdings II (the “Preferred Shares” and together with the Class A shares and the Class L shares, the “Securities”). The Securities were sold as “Strips,” with each Strip comprised of the same proportion of Class A shares, Class L shares and Preferred Shares.

The investors in the equity securities included:

Bain Capital Investors, LLC and affiliates	$280,975,282
DLJ Merchant Banking III, Inc. and affiliates	280,975,282
J.P. Morgan Partners, LLC and affiliates	280,975,282
Thomas H. Lee Partners, L.P. and affiliates	280,975,282
Other institutional investors	150,000,000
Management (cash investment)	8,933,008

Total equity investment	$1,282,834,134

The allocation of the equity investments among the Securities was as follows:

	No. of Shares	Price/Share	Aggregate Value
Preferred Shares	402,804.928	$1,000.00	$402,804,928
Class L shares	10,628,372	$74.52	$792,026,284
Class A shares	88,002,920	$1.00	$88,002,920

Total equity investment			$1,282,834,134

        In connection with the stock purchase transactions, management commissioned an independent valuation firm, Murray, Devine & Company, Inc. (“Murray Devine”), to consider the fair value of the Securities. Murray Devine performed its contemporaneous valuation (the “Valuation”) in accordance with the guidelines established by the AICPA Audit and Accounting Practice Aid Series, “Valuation of Privately-Held-Company Equity Securities Issued as Compensation”, using the probability-weighted expected return method. This method is based on the analysis of future values of the Registrant assuming various future exit multiples and the related impact on the Securities. The Valuation utilized a financial model with projections through 2012 and assumed that an initial public offering (“IPO”) would occur during the years 2006 to 2010. The year of exit was weighted giving consideration to typical exit horizons for private equity investments with greatest weight being given to the three to five year exit timeframe. Murray Devine developed multiples of earnings before income, taxes, depreciation and amortization, subject to certain adjustments (“EBITDA”) for a group of guideline public companies, which had mean and median multiples of 10.4 times and 10.3 times, respectively, for projected 2004 EBITDA. The market value of invested capital (“MVIC”) was developed by Murray Devine and from MVIC the outstanding projected debt, accreted value of the Preferred Shares and accreted value of the Class L shares were deducted to arrive at the residual cash available for distribution to the Class A shares and for the Class L shares’ participation. The Valuation then discounted to present value over the respective holding period based on a required rate of return for the Class A shares. The required rate of return was calculated using the capital asset pricing model and levering the beta based on future capital structure assumptions. Inputs for the capital asset pricing model were a risk-free rate of 4.9%, a market risk premium of 7.2%, a size risk premium of 1.4% and an unlevered beta of .95. The Valuation with respect to each of the Securities was calculated using the same projected cash flows. Murray Devine’s valuation report determined fair values of $1,000.00 per Preferred Share, $74.52 per Class L share and $1.00 per Class A share and these values were utilized by management in connection with the Company’s equity incentive grants.

The values of the Securities specified above take into account the specific terms of each of the Class A shares, the Class L shares and the Preferred Shares, including the initial preference amounts ($74.52 per share for the Class L shares and $1,000 per share for the Preferred shares), accreting preferences and conversion features, and were determined by management to be reasonable in light of the operating performance and prospects of the Predecessor at such time and then current market conditions.

Equity Grants to Management in Connection with the Closing of the Acquisition

The Sponsors agreed to grant equity incentives to certain members of the senior management of the Predecessor in consideration for their commitment to remain with the Predecessor following the Acquisition. These equity incentives, while agreed through the negotiation of term sheets prior to the closing of the Acquisition, were documented and formally granted in March and April of 2005. Although the actual grant dates were in March and April 2005, the valuation work performed in connection with the Acquisition and described above was used to value the equity incentives granted in March and April of 2005. Through March and April 2005 there had not been a significant change in the Registrant’s operating performance or prospects compared to the assumptions used to value the Class A shares at the time of the Acquisition. Management determined that the Registrant’s financial projections and the EBITDA multiples of comparable companies were unchanged relative to the projections and multiples utilized in connection with the Valuation as described above. In addition, the three months immediately following the acquisition were a transitional period for the Company during which management discovered three material weaknesses in its internal controls over financial reporting. Accordingly, management concluded that the initial $1.00 per share valuation continued to be valid as an estimate of the fair value per Class A share through the date of the last grant on April 1, 2005.

There were three types of equity incentives granted:

Strip Grants Issued in Connection with the Closing of the Acquisition

Sixteen members of the senior management team of the Predecessor were granted Strips of equity securities comprised of the Securities in the same proportion as were issued at the closing of the Acquisition.1 The Strip grants vested in January 2006 provided that the grantee remained with the Registrant. The Strips granted to members of senior management were valued on the grant date, March 28, 2005, based on the values ascribed to the Securities described above, $1.00 per Class A share, $74.52 per Class L share and $1,000.00 per Preferred Share, and in the aggregate totaled $5,205,700 of value. The Strip grants all vested on January 18, 2006. The Registrant recognized $4,931,000 of the expense associated with the Strip grants during the year ended December 31, 2005.

Restricted Class A Share Grants Issued in Connection with the Closing of the Acquisition

Sixteen members of the senior management team of the Predecessor and the newly hired Chief Financial Officer were granted Restricted Class A shares in connection with the closing of the Acquisition.2 Like the Strip grants, the grants of Restricted Class A shares were negotiated and agreed in January 2005 prior to the closing of the Acquisition, but were not documented and formally granted until March and April 2005. A total of 4,794,300 Restricted Class A shares were granted. Consistent with Murray Devine’s Valuation, the fair value of the Restricted Class A shares as of the date of grant was determined to be $1.00 per Class A share, the same price utilized in connection with the allocation of value to the Class A shares issued in connection with the closing of the Acquisition. The aggregate fair value of the grants, $4,794,300, is being amortized to expense based upon the following vesting criteria: one-third of the grants vest over four years (time-based), one-third vest based upon the Registrant achieving profit targets established by the Registrant’s board of directors (performance based) and one-third vest based upon the Sponsors achieving certain levels of returns on their capital invested in the Registrant (performance based). The Registrant recognized $1,573,000 of the expense associated with these Restricted Class A grants during the year ended December 31, 2005. For purposes of calculating the expense relating to the performance based portion of the grants, the Registrant assumed that all performance targets would be met.

Option Awards in Connection with the Closing of the Acquisition

Prior to the closing of the Acquisition, the Sponsors agreed to grant options to purchase Class A shares to three members of the Predecessor’s senior management team and the newly hired Chief Financial Officer.3 The options were formally granted on March 28, 2005 and April 1, 2005. The option exercise price of $22.98 per Class A share was set at a level intended to be significantly “out of the money” on the grant date. The fair value per Class A share on the grant date was $1.00 per share, as per the valuations described above. Management determined the value of the options granted by applying the Black-Scholes option pricing model. As the exercise price on the options was significantly above the fair value of a Class A share on the date of grant, the value per option was low, $0.0098 per option share. The aggregate value of the option grants, $18,794, is being amortized to expense over the four-year vesting period.

Equity Grants Not Related to the Closing of the Acquisition

After April 1, 2005, there were two additional grants of Restricted Class A shares:

1.	On August 1, 2005, Alvin D. Howard, a member of the management team who had received both a Strip grant and a grant of Restricted Class A shares in connection with the closing of the Acquisition was promoted to Senior Vice President and was granted 83,022 additional Restricted Class A shares. At that time, the Registrant determined that the fair value per Class A share was $1.00 per share. The fair value of this grant, $83,022, is being amortized to expense based upon the following vesting criteria: one-third of the grants vest over four years (time-based), one-third vest based upon the Registrant achieving profit targets established by the Registrant’s board of directors (performance based) and one-third vest based upon the Sponsors achieving certain levels of returns on their capital invested in the Registrant (performance based). The Registrant recognized compensation expense of approximately $27,000 in the year ended December 31, 2005 related to this grant.

2.	On November 28, 2005 the Registrant granted 50,000 Restricted Class A shares to Andrew Fenton, the newly hired Chief Information Officer. At that time the Registrant determined that the fair value per Class A share was $1.00 per share. The fair value of this grant, $50,000, is being amortized to expense based upon the following vesting criteria: one-third of the grants vest over four years (time-based), one-third vest based upon the Registrant achieving profit targets established by the Registrant’s board of directors (performance based) and one-third vest based upon the Sponsors achieving certain levels of returns on their capital invested in the Registrant (performance based). The Registrant recognized compensation expense of approximately $1,000 in the year ended December 31, 2005 related to this grant.

The Registrant did not engage an external valuation firm to assist in the determination of the fair value per Class A share at the time of these two additional equity grants. These two equity grants represented less than 3% of the total number of Restricted A shares granted. Based on the small number of shares being granted, the Company elected to determine the fair value of the grants on its own with input from the Sponsors, and to review its determination with the Registrants’ board of directors at the time of the equity grants.

Through late 2005 there had not been a significant change in the Registrant’s operating performance or future prospects compared with the assumptions used to value the Registrant at the time of the Acquisition. For example, through November 2005 the Registrant was tracking slightly behind its 2005 EBITDA target (pro forma for the then pending January 1, 2006 acquisition of the Dovonex product from Bristol-Myers Squibb) of $343 million, ultimately posting pro forma EBITDA of $344 million. During the fourth quarter of 2005, management completed the Registrant’s financial plan for calendar 2006, which was approved by the Registrant’s board of directors in December 2005, and the revenue and EBITDA targets for calendar 2006 were within 2% of the forecasts for 2006 developed during the fourth quarter of 2004 in connection with the Acquisition.

At the same time, market valuation multiples for comparable public companies remained essentially unchanged from the multiple paid to acquire the Registrant. The primary valuation metric used by the Registrant at the time of the Acquisition and through 2005 was the multiple of enterprise value in relation to forward EBITDA. The Sponsors acquired the Registrant for approximately 10 times forward (2005) EBITDA. Market multiples of forward EBITDA for comparable public companies in the fourth quarter of 2005 ranged from 6 to 18 times forward (2006) EBITDA with a median of approximately 10 times.

Using these data points, management concluded that in August and November of 2005 there had not been a material change in the value of the Class A shares from the value determined in January 2005. We note that a $1.00 increase in the fair value of a Class A share if applied to the August and November 2005 share grants, pre-tax compensation expense would have increased by approximately $20,000 in 2005 and would increase pre-tax compensation expense by approximately $59,000, $31,000, $16,000 and $6,000 in the calendar years 2006, 2007, 2008 and 2009 respectively.

Interplay Between the Value of Convertible Class L Shares and Class A Shares

Under the terms of the Class L shares, upon the occurrence of a triggering event—either an IPO of the Registrant or a change of control—each Class L share would convert into one Class A share plus an additional number of Class A shares determined by dividing (i) the then current Class L preference amount computed as $74.52 per share plus an amount sufficient to generate an internal rate of return on each Class L share equal to 10% annually, compounded quarterly, at the date of conversion by (ii) in the case of an IPO conversion, the IPO Class A share price or, in the case of a change of control conversion, the adjusted market value of each Class A share as set forth in the Registrant’s bye-laws. Assuming a September 30, 2006 IPO at a per share price of $17.00, the then outstanding 10,671,502 Class L shares would convert into approximately 66,020,000 Class A shares (the 10,671,502 Class L shares would convert into 10,671,502 Class A shares and the Class L liquidation preference of approximately $939 million would convert into 55,348,498 Class A shares).

The value of the Class L shares has two components, (1) the accreting preference value and (2) the value of the Class A shares into which the Class L shares would convert upon a triggering event. Accordingly, any increase in the value of Class A shares increases the value of the Class L shares.

Note that it was not contemplated that any additional Class L shares would be issued by the Registrant other than the Class L shares issued at the closing of the Acquisition and as part of the Strip grants to management related to the closing.

Factors Leading to an Increased Value of the Class A Shares

The Registrant had initial discussions with investment banks in May of 2006 in preparation for a potential IPO. A current estimate of the IPO value of the Class A shares is approximately $17.00 per share assuming the IPO occurs on or about September 2006 and current market conditions persist at such time. If the IPO value of $17.00 is ultimately realized, a number of factors will have contributed to the increase in value of the Class A shares compared to the $1.00 per share value assumed at the time of the grants of Class A shares and options described above.

Change in market valuation multiples for comparable companies

The enterprise value of the Predecessor at the time of the Acquisition was roughly 10 times the forward twelve-month EBITDA, while current trading prices of comparable public companies imply multiples of forward twelve-month EBITDA of between 12 to 14 times EBITDA. Based upon the increased valuation multiples of comparable public companies, in its IPO, the Registrant expects to be valued based on higher multiples of its financial metrics.

The Company’s pre-IPO capital structure, with significant debt and preferred stock, magnifies the impact of changes in enterprise value on the Class A shares

The Registrant’s capital structure includes substantial preferred stock and debt components, which contribute to a lower cost of capital than comparable companies having only common stock or limited amounts of debt or preferred stock. The effect of the Registrant’s capital structure is that the majority of any increase in the Registrant’s enterprise value due to the increase in EBITDA multiples described above and/or improved operating outlook (other than the amounts required to satisfy the Class L and Preferred preference amounts) accrues to the benefit of the Class A shares.

The Registrant believes that in the context of a September 2006 IPO it can achieve a higher valuation than previously estimated due to the following events that occurred in late 2005 and in the first half of 2006:

•	In the first quarter of 2006 the FDA approved the Registrant’s novel oral contraceptive Loestrin 24 Fe. This approval came ahead of the approval for the 24-day dosed “YAZ” product marketed by Berlex / Schering AG, which is a direct competitor to Loestrin 24 Fe. The Registrant’s ability to launch Loestrin 24 Fe ahead of YAZ resulted in a better than anticipated launch trajectory for this product and an upward revision by management of the market potential for Loestrin 24 Fe.

•	The Registrant’s new psoriasis treatment, Taclonex, was approved by the FDA in the first quarter of 2006 and was launched in April 2006. The market acceptance and demand for the product through the second quarter of 2006 significantly exceeded the Registrant’s expectations resulting in upward revisions by management of the Taclonex sales forecast for the balance of 2006 and the next several years.

•	Better than anticipated Dovonex sales in the first half of 2006 following the Registrant’s purchase of this product from Bristol Myers-Squibb.

•	Better than anticipated success in converting the Doryx franchise from capsule to tablet form, beginning in the fourth quarter of 2005.

•	Establishment and maturation of a product development partnership with LEO Pharma in the second half of 2005, which provides the Registrant with access to a pipeline of new products to support long-term growth.

•	Significant progress in the first half of 2006 toward the introduction of Ovcon Chewable.

•	The anticipated extension of a significant contract manufacturing agreement under favorable economic terms.

•	The successful remediation of the Registrant’s material weaknesses relating to its internal controls over financial reporting in December 2005.

•	The pending completion of SAP implementation, a company-wide enterprise resource planning system.

•	Significant additions of middle and upper level management including a Chief Financial Officer, Chief Information Officer, Corporate Controller, Director of Tax, Director of Sarbanes-Oxley Compliance and other administrative professionals.

The above events resulted in management raising its financial forecasts for 2007 and beyond relative to what had been modeled in connection with the Acquisition. The main contributors to the increased sales and profit outlook are the increased expectations for the new products launched in the second quarter of 2006, Loestrin 24 Fe and Taclonex, and the better than expected performance of the acquired Dovonex brand. The current operating estimate for the year ending December 31, 2007 is higher than was used in the Valuation. Management estimates that the higher forecast accounts for approximately one-third of the increased value per Class A share (assuming a $17.00 per share IPO price) with the remaining two-thirds attributable to the increase in the market valuation multiples.

1	The group receiving these grants consisted of Roger M. Boissonneault, W. Carl Reichel, Anthony D. Bruno, Leland H. Cross, Herman Ellman, Izumi Hara, Alvin D. Howard, William J. Poll, Tina M. DeVries, David Domzalski, Claire Gilligan, Kathryn L. MacFarlane, Attio Dominick Musacchio, Jose Negroni, Luis Gandara and Raymond G. Steitz.

2	The group receiving these grants consisted of Roger M. Boissonneault, W. Carl Reichel, Anthony D. Bruno, Leland H. Cross, Herman Ellman, Izumi Hara, Alvin D. Howard, William J. Poll, Tina M. Devries, David Domzalski, Claire Gilligan, Katheryn L. MacFarlane, Attio Dominick Musacchio, Jose Negroni, Luis Gandara, Raymond G. Steitz and Paul Herendeen.

3	The group receiving these grants consisted of Roger M. Boissonneault, W. Carl Reichel, Anthony D. Bruno and Paul Herendeen.

Page 12	July 21, 2006

12. Shareholders’ Equity, page F-54

32.	Please disclose the conversion prices here and, if applicable, how they are subject to change. Also clarify for us whether there have been any adjustments to these conversion ratios since issuance.

The Registrant has revised its disclosure as requested. See pages F-14 and F-54. The Registrant notes that the conversion ratios have not been adjusted since issuance.

*    *    *

We are grateful for your assistance in this matter. Please do not hesitate to call me at 212-450-4674 or my colleague Michael Kaplan at 212-450-4111 with any questions you may have with respect to the foregoing.

Please acknowledge receipt of this filing by stamping the enclosed copy of this letter and returning it to our messenger who has been instructed to wait.

Very truly yours,

/s/ RICHARD D. TRUESDELL, JR.
Richard D. Truesdell, Jr.

cc w/o encl.:	Izumi Hara, Esq. Warner Chilcott Holdings Company, Ltd. Kyle Maryanski PricewaterhouseCoopers LLP John T. Gaffney, Esq. Cravath, Swaine & Moore LLP

EXHIBIT A

Supporting Documentation Relating to the Registration Statement on Form S-1 of Warner Chilcott Holdings

Company, Limited filed on June 9, 2006 in Response to Comment No. 3 from the Staff of the Securities Exchange

Commission (the “Staff”) contained in the Letter from the Staff dated July 7, 2006

Index

S-1 Statement	S-1 Page	Index Page
Our women’s healthcare franchise is anchored by our strong presence in the hormonal contraceptive and hormone therapy (“HT”) categories and our dermatology franchise is built on our established positions in the markets for psoriasis and acne therapies.	1, 41, 75	1A, 1B, 1C, 1D, 1E

We also have a significant presence in the HT market, primarily through our products femhrt and Estrace Cream.	1, 75	1B, 1C

In dermatology, our psoriasis product Dovonex enjoys the leading position in the United States for the non-steroidal topical treatment of psoriasis.	1, 75	1D

Our product Doryx is the leading branded oral tetracycline in the United States for the treatment of acne.	1, 75	1E

Beginning on July 1, 2005, Estrostep became the primary focus of our promotional efforts in oral contraception, which resulted in strong growth in demand for Estrostep in the second half of 2005 and continuing into the first quarter of 2006.	51	51A

Ovcon net sales increased 5.3% in the quarter ended March 31, 2006 as the growth in filled prescriptions compared with the prior year quarter slowed following the July 2005 shift in our promotional emphasis to Estrostep.	51	51B

Sales of our HT products continue to be affected by the general decline in the HT markets that began in July 2002 following the NIH’s early termination of a large-scale clinical trial, which was part of the Women’s Health Initiative and examined the long-term effects of combined estrogen and progestogen therapy in post-menopausal women. The decline in the HT markets have slowed and we launched new products (Femtrace and a lower dose of femhrt) to improve our position in this segment.	51	1B

Doryx prescriptions, which had been in modest decline in the first half of 2005, returned to growth in the second half of 2005 due to the impact of the specialty sales force and the introduction, in September 2005, of the new delayed-release tablet form of the product.	51	51C

Doryx filled prescriptions in the quarter ended March 31, 2006 were up more than 10% compared with the prior year quarter.	51	51D

The decrease is attributable to sharp declines in overall prescription demand offset slightly by price increases. We believe that Sarafem, which is patent protected until May 2008, is facing significant indirect competition from generic fluoxetine, the active ingredient in Sarafem and branded selective serotonin reuptake inhibitors (“SSRI’s”) that are increasingly targeting the PMDD market.	51, 56	51E, 51F

Despite decreased promotion, unit demand for Estrace Cream (measured by filled prescriptions) was relatively flat during calendar 2005 compared with fiscal 2004.	56	56A

Filled prescriptions for Estrace Tablets continue to decline at a predictable rate and we have taken aggressive price increases to offset a portion of that decline.	56	56B

Market demand for Doryx (as measured by filled prescriptions) increased modestly in 2005 versus the prior fiscal year.	56	56C

Market demand for Doryx (as measured by filled prescriptions) increased slightly versus the prior year quarter and the company benefited from the impact of price increases.	62	62A

In addition, revenues from Estrace Tablets showed a decrease of $7.8 million, or 34.7%, for fiscal year 2004 compared to fiscal year 2003, as a result of the continued erosion of market share resulting from generic substitution, the lack of promotional support and the impact of the controversy surrounding the E&P Arm of the WHI Study on oral HT products.	65	65A

1A

The following table shows all branded and generic oral contraceptive (“OC”) products manufactured by hormonal contraceptive manufacturers. The table presents OC products by total dollar revenues (“DOL TOT”) and total filled prescriptions (“TRx”) for the years ended December 31, 2004 and 2005, and the quarter ended March 31, 2006, respectively. Page 4 of the data shows that Warner Chilcott is the 5th largest manufacturer of OCs in terms of DOL TOT and TRx for the year ended December 31, 2005.

Copyright IMS HEALTH

ESTROGEN/PROG OC MKT BY MANUFACTURER

	YEAR DEC/04 DOL TOT	YEAR DEC/05 DOL TOT	QTR MRC/ 06 DOL TOT	YEAR DEC/04 TRx	YEAR DEC/05 TRx	QTR MRC/06 TRx
BARR LABS #1	$784,123.0	$769,832.0	$192,795.0	25,210.0	24,216.0	6,330.0

APRI 0999 BRR	$121,162.0	$116,539.0	$27,375.0	2,993.0	2,659.0	650.0
TRI-SPRINTEC-28 1203 BRR	$110,494.0	$114,734.0	$34,124.0	3,844.0	4,129.0	1,334.0
SEASONALE 1003 BRR	$62,122.0	$99,161.0	$28,080.0	515.0	936.0	276.0
AVIANE 0501 BRR	$104,401.0	$74,675.0	$17,480.0	4,129.0	3,312.0	824.0
KARIVA28 0402 BRR	$67,173.0	$69,796.0	$20,879.0	2,973.0	2,957.0	756.0
MIRCETTE-28 0798 BRR	$57,485.0	$45,783.0	$8,417.0	1,345.0	979.0	175.0
SPRINTEC 28 0902 BRR	$43,715.0	$41,855.0	$10,906.0	1,886.0	1,845.0	511.0
NORTREL 7/7/7-28 0103 BRR	$27,579.0	$27,610.0	$6,597.0	921.0	921.0	239.0
CRYSELLE-28 0802 BRR	$23,726.0	$24,647.0	$5,537.0	980.0	1,082.0	273.0
NORTREL 1/35-28 0701 BRR	$20,677.0	$20,264,0	$4,956.0	1,037.0	971.0	258.0
ENPRESSE-28 0702 BRR	$21,942.0	$19,189.0	$4,069.0	1,010.0	929.0	218.0
LOESTRIN-FE 1/20-2 0976 BRR	$25,062.0	$18,472.0	$3,573.0	558.0	317.0	56.0
LESSINA 28 0402 BRR	$16,749.0	$17,733.0	$3,432.0	652.0	694.0	140.0
LOESTRIN-FE 1.5/30 0976 BRR	$22,293.0	$17,337.0	$3,263.0	492.0	290.0	51.0
PORTIA-28 0702 BRR	$11,158.0	$13,398.0	$3,216.0	462.0	503.0	133.0
VELIVET 28 0304 BRR	$12,482.0	$10,757.0	$2,357.0	293.0	450.0	98.0
JUNEL FE 1/20-28 0903 BRR	$10,329.0	$10,543.0	$2,504.0	406.0	443.0	120.0
JUNEL FE 1.5/30-28 0903 BRR	$10,302.0	$9,781.0	$2,253.0	386.0	416.0	107.0
LOESTRIN 1/20-21 0976 BRR	$5,045.0	$4,257.0	$734.0	114.0	59.0	11.0
ARANELLE-28 1004 BRR	$1,569.0	$3,692.0	$777.0	15.0	99.0	26.0
JUNEL 1/20-21 0903 BRR	$2,581.0	$3,449.0	$619.0	47.0	72.0	16.0
LOESTRIN 1.5/30-21 0976 BRR	$2,597.0	$2,187.0	$399.0	55.0	29.0	6.0
NORTREL 0.5/35-28 1201 BRR	$2,076.0	$1,791.0	$377.0	63.0	60.0	13.0
JUNEL 1.5/30-21 0903 BRR	$907.0	$1,177.0	$342.0	21.0	31.0	10.0
KELNOR 1/35-28 0605 BRR		$690.0	$462.0		25.0	26.0
NORTREL 1/35-21 1201 BRR	$497.0	$314.0	$66.0	12.0	9.0	2.0

1A

	YEAR DEC/04 DOL TOT	YEAR DEC/05 DOL TOT	QTR MRC/06 DOL TOT	YEAR DEC/04 TRx	YEAR DEC/05 TRx	QTR MRCV06 TRx
ORTHO PHARM #2	$668,018.0	$624,078.0	$155,820.0	15,737.0	13,962.0	3,135.0

ORTHO-TRI-CY LO 28 0902 ORT	$236,379.0	$327,641.0	$100,214.0	6,001.0	7,709.0	2,051.0
ORTHO-TRI-CY-28 1092 ORT	$263,282.0	$165,383.0	$33,400.0	6,103.0	3,739.0	696.0
ORTHO-CYCLEN-28 1092 ORT	$53,488.0	$40,076.0	$7,038.0	1,223.0	812.0	131.0
ORTHO-NOV 7/7/7 28 0284 ORT	$51,992.0	$38,009.0	$6,740.0	1,154.0	745.0	120.0
ORTHO-NOV 1/35 28 0380 ORT	$31,692.0	$27,278.0	$4,269.0	633.0	507.0	75.0
ORTHO-CEPT 28 0193 ORT	$24,485.0	$19,916.0	$3,190.0	499.0	355.0	48.0
ORTHO-NOV 1/50 28 0976 ORT	$2,967.0	$2,696.0	$437.0	61.0	49.0	7.0
MODICON-28 0676 ORT	$3,105.0	$2,572.0	$434.0	49.0	37.0	5.0
ORTHO-NOV 10/11 28 0382 ORT	$628.0	$507.0	$98.0	11.0	8.0	1.0
ORTHO-TRI-CY-21 1092 ORT		$—		1.0	—	—
ORTHO-CYCLEN-21 1092 ORT		$—	$—	—	—	—
MODICON-21 0976 ORT					—
ORTHO-CEPT 21 0193 ORT				—	—
ORTHO-NOV 1/35 21 0180 ORT	$—			—	—	—
ORTHO-NOV 1/50 21 0150 ORT				—	—
ORTHO-NOV 7/7/7 21 0384 ORT				1.0	—	—

1A

	YEAR DEC/04 DOL TOT	YEAR DEC/05 DOL TOT	QTR MRC/06 DOL TOT	YEAR DEC/04 TRx	YEAR DEC/05 TRx	QTR MRC/06 TRx
WATSON LABS #3	$570,475.0	$591,851.0	$155,605.0	23,078.0	23,467.0	5,721.0

TRINESSA-28 1203 WTS	$125,099.0	$136,067.0	$36,944.0	5,534.0	5,821.0	1,320.0
LOW-OGESTREL-28 0999 WTS	$63,019.0	$62,421.0	$15,438.0	2,651.0	2,661.0	659.0
NECON 1/35 28 0396 WTS	$56,064.0	$56,158.0	$14,415.0	2,564.0	2,551.0	650.0
TRIVORA-28 0498 WTS	$63,125.0	$56,055.0	$13,170.0	2,965.0	2,656.0	614.0
MICROGESTIN FE 1/2 0901 WTS	$41,280.0	$45,665.0	$12,569.0	1,703.0	1,624.0	392.0
LEVORA-28 0594 WTS	$39,955.0	$41,742.0	$10,491.0	1,581.0	1,606.0	397.0
ZOVIA 1/35-28 0196 WTS	$43,248.0	$37,745.0	$8,752.0	1,399.0	1,312.0	290.0
MICROGESTIN FE 1.5 1001 WTS	$37,011.0	$35,655.0	$8,638.0	1,527.0	1,407.0	342.0
NECON 7/7/7-28 1202 WTS	$31,530.0	$30,013.0	$7,397.0	1,276.0	1,197.0	297.0
LUTERA-28 1104 WTS	$1,666.0	$25,875.0	$8,749.0	6.0	787.0	245.0
MONONESSA-28 0103 WTS	$13,533.0	$13,152.0	$3,425.0	509.0	575.0	149.0
OGESTREL-28 0800 WTS	$8,749.0	$10,234.0	$2,302.0	232.0	237.0	58.0
TRI-NORINYL-28 WL 0484 WTS	$16,773.0	$7,999.0	$1,678.0	355.0	157.0	24.0
NECON 1/50 28 0396 WTS	$6,417.0	$6,169.0	$1,551.0	244.0	224.0	58.0
MICROGESTIN 1/20-2 0403 WTS	$4,614.0	$5,812.0	$1,782.0	165.0	207.0	65.0
NECON .5/35 28 0496 WTS	$4,050.0	$4,945.0	$1,364.0	121.0	132.0	39.0
MICROGESTIN 1.5/30 0403 WTS	$2,687.0	$3,277.0	$904.0	90.0	115.0	33.0
ZOVIA 1/50-28 0196 WTS	$3,034.0	$3,096.0	$758.0	84.0	81.0	20.0
BREVICON-28 WL 1083 WTS	$2,860.0	$3,051.0	$433.0	15.0	11.0	2.0
NORINYL 1/35-28 WL 1083 WTS	$4,739.0	$2,842.0	$3,083.0	36.0	22.0	4.0
RECLIPSEN 0805 WTS		$1,598.0	$1,188.0		43.0	49.0
LEENA-28 0105 WTS		$1,200.0	$381.0		23.0	10.0
NECON 10/11 28 0396 WTS	$604.0	$568.0	$151.0	14.0	15.0	4.0
NORINYL 1/50-28 WL 0283 WTS	$397.0	$276.0	$1.0	4.0	3.0	—
NORINYL 1/50-28 DP 0283 WTS		$233.0	$41.0		—	—
NECON 1/35 21 0496 WTS	$3.0	$1.0	$—	2.0	1.0	—
NECON .5/35 21 0496 WTS	$1.0	$1.0	$—	—	—	—
NECON 1/50 21 0396 WTS	$18.0	$—		1.0	—	—
BREVICON-21 WL 1083 WTS					—
GENORA 1/35-21 1286 WTS				—
GENORA1/50-21 1286 WTS					—
GENORA 1/35-28 1286 WTS				—	—
GENORA 1 /50-28 1286 WTS				—	—	—
GENORA 0.5/35-28 1089 WTS				—	—
LEVORA-21 0694 WTS				—	—
LOW-OGESTREL-21 0999 WTS				—	—	—
NECON 10/11 21 0596 WTS				—
NORINYL 1/35-28 DP 0980 WTS					—
NORINYL 1/50-21 WL 1083 WTS				—	—
NORINYL 1/35-21 WL 1083 WTS				—	—	—
TRI-NORINYL-21 WL 0484 WTS				—
ZOVIA 1/50-21 0196 WTS				—	—	—
ZOVIA 1/35-21 0196 WTS				1.0	—	—

1A

	YEAR DEC/04 DOL TOT	YEAR DEC/05 DOL TOT	QTR MRC/06 DOL TOT	YEAR DEC/04 TRx	YEAR DEC/05 TRx	QTR MRC/06 TRx
BERLEX LABS #4	$361,269.0	$473,598.0	$132,900.0	9,294.0	10,994.0	2,975.0

YASMIN 28 0601 BXL	$314,708.0	$433,019.0	$124,804.0	8,422.0	10,345.0	2,852.0
TRl-LEVLEN 28 0186 BXL	$18,438.0	$14,663.0	$2,806.0	369.0	262.0	47.0
LEVLITE 28 1098 BXL	$14,365.0	$13,164.0	$2,504.0	289.0	218.0	44.0
LEVLEN 28 0186 BXL	$13,637.0	$12,753.0	$2,786.0	213.0	168.0	32.0
LEVLEN 21 0186 BXL	$119.0	$—		1.0	—	—
LEVLITE 21 1198 BXL				—	—
TRI-LEVLEN 21 0186 BXL	$1.0			—	—
WARNER-CHILCOTT #5	$150,478.0	$199,329.0	$55,837.0	3,784.0	4,656.0	1,240.0

ESTROSTEP-PE-28 0297 WCT	$67,143.0	$95,861.0	$29,242.0	1,638.0	2,159.0	636.0
OVCON-35 28 0476 WCT	$73,839.0	$93,549.0	$24,327.0	1,944.0	2,296.0	558.0
OVCON-50 28 0476 WCT	$9,493.0	$9,918.0	$2,266.0	199.0	199.0	46.0
OVCON-35 21 0978 WCT	$3.0	$—		3.0	2.0	—
LOESTRIN 24 FE 0000 WCT			$1.0
NELOVA 0.5/35 E 21 1187 WCT				—	—
NELOVA 0.5/35 E 28 1187 WCT				—	—
NELOVA 1/50 M 21 1088 WCT				—
NELOVA 1/50 M 28 1088 WCT				—	—	—
NELOVA 1/35 E 21 1187 WCT				—	—	—
NELOVA 1/35 E 28 1187 WCT				—	—	—
OVCON-50 21 0476 WCT				—	—	—
WYETH-AYERST #6	$135,719.0	$103,262.0	$23,876.0	3,188.0	2,234.0	450.0

ALESSE-28 0497 WYE	$57,230.0	$42,412.0	$9,902.0	1,265.0	885.0	182.0
LO/OVRAL-28 0476 WYE	$38,674.0	$37,092.0	$9,073.0	861.0	694.0	144.0
TRIPHASIL 28 1184 WYE	$34,064.0	$23,349.0	$4,900.0	973.0	636.0	124.0
OVRAL-28 1187 WYE	$4,326.0	$350.0	$1.0	56.0	14.0	—
LO/OVRAL-21 0776 WYE	$1,070.0	$54.0	$—	26.0	4.0	—
OVRAL-21 0975 WYE	$330.0	$5.0	$—	5.0	1.0	—
TRIPHASIL 21 1284 WYE	$23.0	$10	$—	1.0	—	—
ALESSE-21 0497 WYE	$3.0	$—		1.0	—	—
ORGANON #7	$46,187.0	$34,350.0	$7,014.0	1,094.0	693.0	127.0

DESOGEN-28 0193 ORG	$28,171.0	$22,925.0	$4,967.0	624.0	455.0	89.0
CYCLESSA 28 0601 ORG	$18,016.0	$11,423.0	$2,043.0	470.0	238.0	38.0
JENEST-28 0791 ORG		$1.0	$4.0	—	—	—
DURAMED PHARM INC #8	$14,119.0	$13,272.0	$2,484.0	319.0	199.0	37.0

NORDETTE-28 0882 DPI	$13,657.0	$13,214.0	$2,483.0	311.0	197.0	37.0
NORDETTE-21 0582 DPI	$463.0	$57.0	$1.0	8.0	2.0	—
PRASCO LABS #9	$4,302.0	$9,637.0	$2,656.0	103.0	395.0	109.0

SOLIA 28 0604 P6S	$3,969.0	$7,440.0	$2,020.0	100.0	349.0	94.0
CESIA-28 0904 P6S	$333.0	$2,196.0	$635.0	3.0	46.0	15.0

1A

	YEAR DEC/04 DOL TOT	YEAR DEC/05 DOL TOT	QTR MRC/06 DOL TOT	YEAR DEC/04 TRx	YEAR DEC/ 05 TRx	QTR MRC/06 TRx
TEVA PHARMACEUTICA #10	$4,606.0	$7,957.0	$1,472.0	207.0	485.0	55.0

TRI-PREVIFEM 28 0404 TEV	$3,713.0	$6,363.0	$1,190.0	173.0	388.0	38.0
PREVIFEM-28 0000 TEV	$893.0	$1,595.0	$282.0	34.0	97.0	18.0
PFIZER #11	$10,306.0	$7,764.0	$1,598.0	249.0	174.0	34.0
DEMULEN 1/35-28 0182 PFZ	$9,035.0	$6,943.0	$1,531.0	223.0	158.0	31.0
DEMULEN 1/50-28 1076 PFZ	$1,172.0	$820.0	$68.0	23.0	15.0	3.0
DEMULEN 1/35-21 0182 PFZ	$98.0	$1.0		3.0	—	—
DEMULEN 1/50-21 0570 PFZ	$1.0	$—		—	—	—
OVULEN-28 0876 PFZ					—
GYNETICS INC. #12	$1,145.0	$3.0	$—	86.0	4.0	—
PREVEN 1098 GY-	$1,145.0	$3.0	$—	86.0	4.0	—
CAREMARK RX SERV #13				—	—
DESOGESTREL/ETHINY 0000 CKX				—	—
SHIRE US INC. #14				—	—	—
NORETHIN 1/35 28 0488 SHI				—	—	—
NORETHIN 1/50 28 0488 SHI				—	—

1B

The table titled HRTSHARE APR shows new and total prescriptions for branded and generic estrogen only and estrogen and progestogen combination therapy products delivered in either oral or transdermal (patch) form for the years ended December 31, 2001, 2002, 2003, 2004 and 2005. As shown on page 2, Warner Chilcott’s hormone therapy product Estrace tablets is the 3rd largest total filled prescription (“TRx”) for branded oral hormone therapy products (excluding generic products estradiol and estropipate) for the year ended December 31, 2005. femhrt holds the second largest position for TRx for the year ended December 31, 2005, as shown on page 3.

TRx for the total hormone therapy (“HT”) market, presented on page 2, shows a continuous decline each year since calendar year 2002. The HT market shows a slower decline from a negative 29% growth, followed by a negative 20% growth and negative 13% growth for each of calendar years 2003, 2004 and 2005, respectively.

Copyright IMS HEALTH

	YEAR DEC/01 NRx	YEAR DEC/02 NRx	INC/DEC	YEAR DEC/03 NRx	INC/DEC	YEAR DEC/04 NRx	INC/DEC	YEAR DEC/05 NRx	INC/DEC
TOTAL HRT	32,929.0	27,813.0	-16%	18,010.0	-35%	15,015.0	-17%	13,521.0	-10%
52115 HORMONES, ESTROGENS, ORAL	16,837.0	14,515.0	-14%	10,309.0	-29%	8,465.0	-18%	7,400.0	-13%

TOTAL PREMARIN	12,169.0	10,284.0		7,005.0		5,553.0		4,659.0

PREMARIN SMRY 0142 WYE	12,169.0	10,284.0		6,959.0		5,341.0		4,367.0
PREMARIN LOW DOSE SMRY 0603 WYE				46.0		212.0		292.0
CENESTIN SMRY 0599 BRR	463.0	497.0		424.0		398.0		377.0
ORTHO-EST SMRY 0293 WFH	95.0	56.0		28.0		16.0		7.0
ESTRADIOL SMRY 0000 USA	2,421.0	2,399.0		1,986.0		1,835.0		1,823.0
GYNODIOL SMRY 0499 FEI	33.0	38.0		36.0		32.0		25.0
ESTROPIPATE SMRY 0000 USA	555.0	505.0		353.0		297.0		259.0
ESTRACE SMRY 1275 WCT	486.0	300.0		185.0		132.0		87.0
MENEST SMRY 0968 MAP	335.0	281.0		203.0		159.0		131.0
OGEN SMRY 1068 PFZ	198.0	144.0		86.0		42.0		30.0
FEMTRACE SMRY 1005 WCT								2.0
ESTRATAB SMRY 0669 SVY	39.0	5.0		2.0		1.0		—
ESTINYL SMRY 0877 SHC	43.0	6.0		1.0		—		—
52115 HORMONES, ESTROGENS, TRNSD	2,143.0	2,089.0	-3%	1,849.0	-11%	1,764.0	-5%	1,745.0	-1%

VIVELLE-DOT SMRY 0599 NVR	434.0	556.0		601.0		661.0		734.0
CLIMARA SMRY 0595 BXL	692.0	637.0		537.0		529.0		486.0
ESTRADERM SMRY 0986 NVR	405.0	325.0		236.0		177.0		144.0
ESTRADIOL TRANSDML SMRY 0000 USA	270.0	260.0		235.0		226.0		265.0
VIVELLE SMRY 0396 NVR	226.0	180.0		126.0		74.0		53.0
MENOSTAR SMRY 0704 BXL						11.0		32.0
ALORA SMRY 0497 WTS	82.0	60.0		36.0		26.0		23.0
ESCLIM SMRY 1199 WFH	34.0	71.0		78.0		60.0		8.0
FEMPATCH SMRY 0897 PFZ	—	—		—		—		—

1B

52132 HORMONES, ESTR/PROGST, ORA	6,865.0	5,501.0	-20%	2,850.0	-48%	2,301.0	-19%	2,094.0	-9%

TOTAL PREMPRO	5,305.0	3,765.0		1,541.0		1,299.0		1,280.0
PREMPRO SMRY 0295 WYE	5,305.0	3,765.0		1,376.0		746.0		563.0
PREMPRO LOW DOSE SMRY 0603 WYE				165.0		553.0		717.0
FEMHRT SMRY 0100 WCT	533.0	666.0		551.0		438.0		353.0
ACTIVELLA SMRY 0600 N-N	261.0	506.0		489.0		385.0		330.0
PREMPHASE SMRY 0295 WYE	517.0	381.0		167.0		102.0		80.0
PREFEST SMRY 0100 BRR	249.0	183.0		102.0		77.0		51.0
52133 HORMONES, ESTR/PROGST, TRN	219.0	207.0	-5%	152.0	-27%	184.0	21%	188.0	2%

COMBIPATCH SMRY 0998 NVR	219.0	207.0		152.0		120.0		107.0
CLIMARA PRO SMRY 0204 BXL						64.0		81.0

	YEAR DEC/01 TRx	YEAR DEC/02 TRx	INC/DEC	YEAR DEC/03 TRx	INC/DEC	YEAR DEC/04 TRx	INC/DEC	YEAR DEC/05 TRx	INC/DEC
52115 HORMONES, ESTROGENS, ORAL	59,923.0	53,212.0	-11%	37,757.0	-29%	30,066.0	-20%	26,016.0	-13%

TOTAL PREMARIN	43,600.0	37,808.0	-13%	25,626.0	-32%	19,567.0	-24%	16,393.0	-16%

PREMARIN SMRY 0142 WYE	43,600.0	37,808.0		25,551.0		18,934.0		15,387.0
PREMARIN LOW DOSE SMRY 0603 WYE				75.0		633.0		1,006.0
CENESTIN SMRY 0599 BRR	1,343.0	1,750.0		1,519.0		1,426.0		1,341.0
ORTHO-EST SMRY 0293 WFH	371.0	229.0		114.0		68.0		28.0
ESTRADIOL SMRY 0000 USA	8,521.0	8,544.0		7,185.0		6,529.0		6,293.0
GYNODIOL SMRY 0499 FEI	99.0	123.0		124.0		111.0		90.0
ESTROPIPATE SMRY 0000 USA	2,050.0	1,942.0		1,362.0		1,116.0		949.0
ESTRACE SMRY 1275 WCT	1,790.0	1,167.0		723.0		473.0		305.0
MENEST SMRY 0968 MAP	1,184.0	1,089.0		783.0		612.0		500.0
OGEN SMRY 1068 PFZ	731.0	540.0		318.0		162.0		114.0
FEMTRACE SMRY 1005 WCT								2.0
ESTRATAB SMRY 0669 SVY	112.0	7.0		2.0		1.0		—
ESTINYL SMRY 0877 SHC	122.0	13.0		1.0		1.0		1.0

1B

52115 HORMONES, ESTROGENS, TRNSD	7,563.0	7,353.0	-3%	6,486.0	-12%	6,019.0	-7%	5,905.0	-2%

VIVELLE-DOT SMRY 0599 NVR	1,559.0	2,003.0		2,178.0		2,325.0		2,578.0
CLIMARA SMRY 0595 BXL	2,624.0	2,396.0		1,987.0		1,878.0		1,739.0
ESTRADERM SMRY 0986 NVR	1,525.0	1,235.0		877.0		645.0		509.0
ESTRADIOL TRANSDML SMRY 0000 USA	692.0	706.0		674.0		647.0		738.0
VIVELLE SMRY 0396 NVR	791.0	597.0		389.0		213.0		141.0
MENOSTAR SMRY 0704 BXL						17.0		98.0
ALORA SMRY 0497 WTS	278.0	224.0		136.0		93.0		78.0
ESCLIM SMRY 1199 WFH	94.0	192.0		245.0		201.0		24.0
FEMPATCH SMRY 0897 PFZ	—	—		—		—		—
52132 HORMONES, ESTR/PROGST, ORA	27,070.0	22,236.0	-18%	11,288.0	-49%	8,635.0	-24%	7,733.0	-10%

TOTAL PREMPRO	21,411.0	15,771.0		5,968.0		4,689.0		4,548.0
PREMPRO SMRY 0295 WYE	21,411.0	15,771.0		5,644.0		2,919.0		2,070.0
PREMPRO LOW DOSE SMRY 0603 WYE				324.0		1,770.0		2,478.0
FEMHRT SMRY 0100 WCT	1,899.0	2,452.0		2,235.0		1,739.0		1,400.0
ACTIVELLA SMRY 0600 N-N	765.0	1,675.0		1,950.0		1,518.0		1,283.0
PREMPHASE SMRY 0295 WYE	2,104.0	1,597.0		715.0		416.0		308.0
PREFEST SMRY 0100 BRR	891.0	741.0		420.0		273.0		194.0
52133 HORMONES, ESTR/PROGST, TRN	740.0	670.0	-9%	515.0	-23%	553.0	7%	606.0	10%

COMBIPATCH SMRY 0998 NVR	740.0	670.0		515.0		411.0		353.0
CLIMARA PRO SMRY 0204 BXL						142.0		253.0

1C

The following chart shows that Estrace Cream is the second of only two estrogen therapy products delivered in cream form.

Copyright IMS HEALTH

	YEAR DEC/04		YEAR DEC/05
	NRx	SHARE	NRx	SHARE
TOTAL CREAM MKT NRX	1542	100%	1577	100%
PREMARIN VAGINAL 0564 WYE	964	63%	1002	64%

ESTRACE 1275 WCT	578	37%	575	36%

	YEAR DEC/04 TRx		YEAR DEC/05 TRx
TOTAL CREAM MKT TRX	2470	100%	2516	100%
PREMARIN VAGINAL 0564 WYE	1527	62%	1572	62%

ESTRACE 1275 WCT	943	38%	944	38%

1D

The data presented below provides information on all topical non-steroidal products for the treatment of psoriasis vulgaris. Dovonex represents 78% and 83% of new filled prescriptions (“NRx”) and total filled prescriptions (“TRx”), respectively, for calendar year 2005 and 89% of total dollar revenues for the same period.

DOVONEX SHARE IN TOPICAL NON-STEROID

Copyright IMS HEALTH

NPA Plus - Monthly Rx Audit, IMS National Sales Perspectives: Retail, IMS National Sales Perspectives: Non-Ret, NDTI

Numbers Are In Thousands (000)s

(000)	2005 NRx DUA	SHARE
696 OTHER PSORIASIS, TOPICAL NON-STEROID	547.0	100%
DOVONEX SMRY 0294 WCT	428.0	78%
PROTOPIC SMRY 0101 AES	21.0	4%
TAZORAC SMRY 0697 ALL	48.0	9%
ELIDEL SMRY 0202 NVR	50.0	9%

(000)	2005 TRx DUA	SHARE
696 OTHER PSORIASIS, TOPICAL NON-STEROID	949.0	100%
DOVONEX SMRY 0294 WCT	783.0	83%
PROTOPIC SMRY 0101 AES	31.0	3%
TAZORAC SMRY 0697 ALL	64.0	7%
ELIDEL SMRY 0202 NVR	71.0	7%

(000)	2005 DOL TOT DUA	SHARE
696 OTHER PSORIASIS, TOPICAL NON-STEROID	$164,227.0	100%
DOVONEX SMRY 0294 WCT	$146,374.0	89%
PROTOPIC SMRY 0101 AES	$3,683.0	2%
TAZORAC SMRY 0697 ALL	$7,678.0	5%
ELIDEL SMRY 0202 NVR	$6,492.0	4%

1E

The following table shows all generic and branded new prescriptions (“NRx”) and total filled prescriptions (“TRx”) for the treatment of acne. Doryx is the highest prescribed oral tetracycline for the treatment of acne in terms of NRx and TRx for the month of April 2005 and April 2006.

Copyright IMS HEALTH

NPA Plus - Monthly Rx Audit, NDTI

Numbers Are In Thousands (000)s

	MAT APR/05 NRx TCA MAT APR/05	MAT APR/06 NRx TCA MAT APR/06	MAT APR/05 TRx TCA MAT APR/05	MAT APR/06 TRx TCA MAT APR/06
7061 ACNE UNSPEC	17162	16337	25725	24688
15111 TETRACYC & CONGEN	3118	3030	5117	4909
BRAND	16	12	31	23
MINOCIN SMRY 1172 T7X	15	10	30	22
VIBRAMYCIN SMRY 1068 PFZ	1	1	1	1
GENERIC	2406	2439	3841	3924
TETRACYCLINE HCL SMRY 0000 USA	383	330	669	569
DOXYCYCLINE HYCLAT SMRY 0000 USA	1213	1147	1476	1415
DOXYCYCLINE MONOHY SMRY 0000 USA		65		97
MINOCYCLINE HCL SMRY 0000 USA	810	897	1696	1843
BRANDED GENERIC	696	580	1245	962
ADOXA SMRY 0701 DOK	174	106	297	183
ADOXA PAK SMRY 0000 DOK		25		36
DORYX SMRY 0186 WCT	288	284	498	440
DOXYCHEL SMRY 1274 RAC	0		0
DYNACIN SMRY 1192 MCD	155	107	282	189
MYRAC SMRY 0804 GD-		26		44
MONODOX SMRY 0391 AQU	5	4	12	7
PERIOSTAT SMRY 1198 CGX	57	18	129	49
SUMYCIN SMRY 1270 P.H	17	8	29	13
TOTAL OTHERS	14044	13307	20608	19780

51A

The following table presents the quarterly growth in total filled prescriptions (“TRx”) for Estrostep since the quarter ended June 30, 2004. During the third and fourth quarters of 2005 and the first quarter of 2006, Estrostep had continued growth in terms of TRx.

		ESTROSTEP QUARTERLY TRX
	Dispensed TRX Qtr/6/2004 (Thousands)	Dispensed TRX Qtr/9/2004 (Thousands)	INC/ DEC	Dispensed TRX Qtr/12/2004 (Thousands)	INC/ DEC	Dispensed TRX Qtr/3/2005 (Thousands)	INC/ DEC	Dispensed TRX Qtr/6/2005 (Thousands)	INC/ DEC	Dispensed TRX Qtr/9/2005 (Thousands)	INC/ DEC	Dispensed TRX Qtr/12/2005 (Thousands)	INC/ DEC	Dispensed TRX Qtr/3/2006 (Thousands)	INC/ DEC
ESTROSTEP FE-28 WCT 97/02	390	415	0.3%	451	9%	483	7%	530	10%	555	5%	591	7%	638	8%

		OVCON QUARTERLY TRX
TOTAL OVCON 35 & 50	523	545	4.3%	568	4%	587	3%	638	9%	645	1%	626	-3%	605	-3%

OVCON-35 28 WCT 76/04	473	495	4.8%	518	5%	536	4%	587	10%	595	1%	578	-3%	558	-3%
OVCON-50 28 WCT 76/04	50	49	-0.4%	50	1%	50	2%	51	0%	49	-2%	48	-3%	46	-4%
OVCON-35 21 WCT 76/09	1	1	3.8%	1	3%	1	0%	0	0%	0	0%	0	0%	0	0%
OVCON-50 21 WCT 76/04	0	0	0.0%	0	0.0%	0	0.0%	0	0.0%	0	0.0%	0	0.0%	0	0.0%

51B

The following table presents the quarterly growth in total filled prescriptions (“TRx”) for Ovcon since the quarter ended June 30, 2004. Ovcon TRx shows a decrease in growth for each quarter beginning with the quarter ended September 30, 2005 through the quarter ended March 31, 2006.

		ESTROSTEP QUARTERLY TRX
	Dispensed TRX Qtr/6/2004 (Thousands)	Dispensed TRX Qtr/9/2004 (Thousands)	INC/ DEC	Dispensed TRX Qtr/12/2004 (Thousands)	INC/ DEC	Dispensed TRX Qtr/3/2005 (Thousands)	INC/ DEC	Dispensed TRX Qtr/6/2005 (Thousands)	INC/ DEC	Dispensed TRX Qtr/9/2005 (Thousands)	INC/ DEC	Dispensed TRX Qtr/12/2005 (Thousands)	INC/ DEC	Dispensed TRX Qtr/3/2005 (Thousands)	INC/ DEC
ESTROSTEP FE-28 WCT 97/02	390	415	0.3%	451	9%	483	7%	530	10%	555	5%	591	7%	636	8%

		OVCON QUARTERLY TRX
TOTAL OVCON 35 & 50	523	545	4.3%	568	4%	587	3%	638	9%	645	1%	626	-3%	605	-3%

OVCON-35 28 WCT 76/04	473	495	4.8%	518	5%	536	4%	587	10%	595	1%	578	-3%	558	-3%
OVCON-50 28 WCT 76/04	50	49	-0.4%	50	1%	50	2%	51	0%	49	-2%	48	-3%	46	-4%
OVCON-35 21 WCT 78/09	1	1	3.8%	1	3%	1	0%	0	0%	0	0%	0	0%	0	0%
OVCON-50 21 WCT 76/04	0	0	0.0%	0	0.0%	0	0.0%	0	0.0%	0	0.0%	0	0.0%	0	0,0%

51C

The following chart shows Doryx new filled prescriptions (“NRx”) and total filled prescriptions (“TRx”) on a monthly basis for calendar years 2003, 2004, 2005 and 2006. TRx for Doryx declined in each of the first six months of 2005 followed by a steady increase for the remaining six months of 2005.

DORYX (combined 75mg & 100mg) IMS DATA								Market		DORYX SHARE TRENDS
Month/year	NRX	PY NRX	TRX	LE TRX	PY TRX	NRX v. PY	TRX v. PY	NRX	TRX	Month/ Year	NRX Share	TRX Share
Jan-03	34		55					1,000	1,453	Jan-03	3.40%	3.79%
Feb-03	30		50					890	1,302	Feb-03	3.37%	3.84%
Mar-03	34		57					934	1,395	Mar-03	3.64%	4.09%
Apr-03	32		54					892	1,334	Apr-03	3.59%	4.05%
May-03	29		52					889	1,339	May-03	3.26%	3.88%
Jun-03	27		48					857	1,279	Jun-03	3.15%	3.75%
Jul-03	26		45					829	1,253	Jul-03	3.14%	3.59%
Aug-03	27		47					838	1,254	Aug-03	3.22%	3.75%
Sep-03	28		48					887	1,300	Sep-03	3.16%	3.69%
Oct-03	32		53					957	1,387	Oct-03	3.34%	3.82%
Nov-03	31		52					883	1,308	Nov-03	3.51%	3.98%
Dec-03	33		56					1,064	1,535	Dec-03	3.10%	3.65%
Jan-04	33	34	56		55	-2.9%	1.8%	974	1,425	Jan-04	3.39%	3.93%
Feb-04	30	30	52		50	0.0%	4.0%	882	1,304	Feb-04	3.40%	3.99%
Mar-04	33	34	57		57	-2.9%	0.0%	969	1,439	Mar-04	3.41%	3.96%
Apr-04	28	32	51		54	-12.5%	-5.6%	870	1,310	Apr-04	3.22%	3.89%
May-04	26	29	48		52	-10.3%	-7.7%	841	1,270	May-04	3.09%	3.78%
Jun-04	27	27	48		48	0.0%	0.0%	865	1,298	Jun-04	3.12%	3.70%
Jul-04	25	26	44		45	-3.8%	-2.2%	811	1,219	Jul-04	3.08%	3.61%
Aug-04	29	27	50		47	7.4%	6.4%	852	1,278	Aug-04	3.40%	3.91%
Sep-04	29	28	50		48	3.6%	4.2%	852	1,266	Sep-04	3.40%	3.95%
Oct-04	31	32	52		53	-3.1%	-1.9%	910	1,337	Oct-04	3.41%	3.89%
Nov-04	32	31	54		52	3.2%	3.8%	939	1,380	Nov-04	3.41%	3.91%
Dec-04	33	33	57		56	0.0%	1.8%	991	1,445	Dec-04	3.33%	3.94%
Jan-05	33	33	57		56	0.0%	1.8%	1,036	1,480	Jan-05	3.19%	3.85%
Feb-05	30	30	50		52	0.0%	-3.8%	1,028	1,433	Feb-05	2.92%	3.49%
Mar-05	32	33	55		57	-3.0%	-3.5%	1,062	1,530	Mar-05	3.01%	3.59%
Apr-05	28	28	49		51	0.0%	-3.9%	916	1,339	Apr-05	3.06%	3.66%
May-05	27	26	49		48	3.8%	2.1%	919	1,346	May-05	2.94%	3.64%
Jun-05	26	27	46		48	-3.7%	-4.2%	901	1,30_	Jun-05	2.89%	3.52%
Jul-05	26	25	44		44	4.0%	0.0%	867	1,242	Jul-05	3.00%	3.54%
Aug-05	32	29	52		50	10.3%	4.0%	954	1,353	Aug-05	3.35%	3.84%
Sep-05	33	29	52		50	13.8%	4.0%	943	1,331	Sep-05	3.50%	3.91%
Oct-05	43	31	58		52	38.7%	11.5%	982	1,384	Oct-05	4.38%	4.19%
Nov-05	46	32	61		54	43.8%	13.0%	973	1,368	Nov-05	4.73%	4.46%
Dec-05	43	33	62		57	30.3%	8.8%	993	1,401	Dec-05	4.33%	4.43%
Jan-06	42	33	63		57	27.3%	10.5%	1,056	1,456	Jan-06	3.98%	4.33%
Feb-06	37	30	57		50	23.3%	14.0%	961	1,327	Feb-06	3.85%	4.30%
Mar-06	39	32	62		55	21.9%	12.7%	1,045	1,461	Mar-06	3.73%	4.24%
Apr-06	31	28	54		49	10.7%	10.2%	1,037	1,462	Apr-06	2.99%	3.69%
May-06	32	27	56		49	18.5%	14.3%	1,018	1,445	May-06	3.14%	3.88%
Jun-06	29	26	51		46	11.5%	10.9%	997	1,396	Jun-06	2.91%	3.65%
Jul-06										Jul-06
Aug-06										Aug-06
Sep-06										Sep-06
Oct-06										Oct-06
Nov-06										Nov-06
Dec-06										Dec-06

51D

The following table shows an increase from 162 to 182, an increase of 12%, for Doryx total filled prescriptions (“TRx”) for the quarter ended March 31, 2006 compared to the prior year quarter.

DORYX TRX BY QUARTER

		Dispensed TRX CalQtr/3/2005	Dispensed TRX CalQtr/6/2005	Dispensed TRX CalQtr/9/2005	Dispensed TRX CalQtr/12/2005	Dispensed TRX CalQtr/3/2006
DORYX	WCT 86/01	162	145	148	182	182

51E

The following table shows Sarafem new filled prescriptions (“NRx”) and total filled prescriptions (“TRx”) for the 2005 calendar year and the quarter ended March 31, 2006. NRx decreased 25% for the quarter ended March 31, 2006 compared to the prior year quarter and TRx showed a 27.5% decrease in market growth for the quarter ended March 31, 2006 compared to the prior year quarter.

Copyright IMS HEALTH

	QTR MRC/05 NRx	QTR DEC/05 NRx	INC/DEC	QTR MRC/06 NRx	INC/DEC
SARAFEM 0800 WCT	43	35	-19%	32	-9%

	QTR MRC/05 TRx	QTR DEC/05 TRx		QTR MRC/06 TRx
SARAFEM 0800 WCT	120	95	-21%	87	-8%

The following table presents, on a quarterly basis since the quarter ended June 30, 2004, Sarafem new filled prescriptions (“NRx”) and the number of new prescriptions for Sarafem filled by other (“FBO”) products such as generic fluoxetine. Sarafem NRx have been substituted by generic products at an increasing rate over the periods presented.

SARAFEM SUBSTITUTION RATES

(QTR END 6/04 THROUGH QTR END 3/06)

	Presc NRX Qtr/6/2004	Presc NRX Qtr/9/2004	Presc NRX Qtr/12/2004	Presc NRX Qtr/3/2005	Presc NRX Qtr/6/2005	Presc NRX Qtr/9/2005	Presc NRX Qtr/12/2005	Presc NRX Qtr/3/2006
SARAFEM WCT 00/08	67	66	59	50	49	48	40	39

20MG	47	47	42	35	34	33	27	26
10MG	20	19	17	15	16	15	13	12

	NRX FBO Qtr/6/2004	NRX FBO Qtr/9/2004	NRX FBO Qtr/12/2004	NRX FBO Qtr/3/2005	NRX FBO Qtr/6/2005	NRX FBO Qtr/9/2005	NRX FBO Qtr/12/2005	NRX FBO Qtr/3/2006
SARAFEM WCT 00/08	13	14	12	13	12	13	10	11
20MG	9	10	10	10	8	9	6	7
10MG	4	3	3	3	4	4	4	4

RATE OF SUBSTITUTION
SARAFEM WCT 00/08	20%	21%	21%	26%	25%	28%	25%	28%

20MG	20%	22%	23%	27%	25%	28%	23%	27%

10MG	19%	17%	16%	24%	26%	27%	29%	32%

56A

The following table shows Estrace Cream new filled prescriptions (“NRx”) and total filled prescriptions (“TRx”) for the fiscal year ended September 30, 2004 and calendar years 2004 and 2005. NRx and TRx remained flat for the fiscal year ended December 31, 2005, compared to the fiscal year ended September 30, 2004.

ESTRACE CREAM

Copyright IMS HEALTH

	YEAR DEC/04 NRx	YEAR DEC/05 NRx	MAT SEP/04 NRx
ESTRACE 1275 WCT
VAC VAGINALS, CREAM/OINTM	578	575	572

	YEAR DEC/04 TRx	YEAR DEC/05 TRx	MAT SEP/04 TRx
VAC VAGINALS, CREAM/OINTM	943	944	936

56B

The following table presents the annual decline in new filled prescriptions (“NRx”) and total filled prescriptions (“TRx”) Estrace Tablets since calendar year 2001. The decline for Estrace Tablets has been approximately 35% in each year presented.

Copyright IMS HEALTH
	YEAR DEC/01 NRx		YEAR DEC/02 NRx		YEAR DEC/03 NRx		YEAR DEC/04 NRx		YEAR DEC/05 NRx
ESTRACE 1275 WCT	951		827		740		710		662
VAC VAGINALS, CREAM/OINTM	465		527		555		578		575
OSR ORALS, SOL, TAB/CAP RE	486		300		185		132		87

	YEAR DEC/01 TRx		YEAR DEC/02 TRx		YEAR DEC/03 TRx		YEAR DEC/04 TRx		YEAR DEC/05 TRx
ESTRACE 1275 WCT	2559		2033		1635		1416		1250
VAC VAGINALS, CREAM/OINTM	770		866		912		943		944
OSR ORALS, SOL, TAB/CAP RE	1790		1167		723		473		305
		–35%		–38%		–35%		–36%

DORYX BY QUARTER AND FISCAL

56C

The following table shows Doryx new filled prescriptions (“NRx”) and total filled prescriptions (“TRx”) for the fiscal year ended September 30, 2004 and calendar years 2003, 2004 and 2005. TRx for fiscal year ended December 31, 2005 increased to 637, a modest increase of 3.4%, compared to 616 in the fiscal year ended September 30, 2004.

Copyright IMS HEALTH

	YEAR DEC/03 NRx	YEAR DEC/04 NRx	YEAR DEC/05 NRx	YEAR DEC/03 TRx	YEAR DEC/04 TRx	YEAR DEC/05 TRx
DORYX	358	356	399	618	617	637
100MG	294	289	326	507	500	519
75MG	64	67	72	111	117	118

	NRX FISCAL ENDING SEPT ‘04	TRX FISCAL ENDING SEPT ‘04
DORYX	355	616
100MG	289	500
75MG	67	116

62A

The following chart shows Doryx new filled prescriptions (“NRx”) and total filled prescriptions (“TRx”) on a monthly basis for calendar years 2003, 2004, 2005 and 2006. Doryx TRx for the three months ended December 31, 2004 were 163, a slight increase of 1.2% from the three months ended December 31, 2003.

DORYX (combined 75mg & 100mg) IMS DATA								Market		DORYX SHARE TRENDS
Month/year	NRX	PY NRX	TRX	LE TRX	PY TRX	NRX v. PY	TRX v. PY	NRX	TRX	Month/ Year	NRX Share	TRX Share
Jan-03	34		55					1,000	1,453	Jan-03	3.40%	3.79%
Feb-03	30		50					890	1,302	Feb-03	3.37%	3.84%
Mar-03	34		57					934	1,395	Mar-03	3.64%	4.09%
Apr-03	32		54					892	1,334	Apr-03	3.59%	4.05%
May-03	29		52					889	1,339	May-03	3.26%	3.88%
Jun-03	27		48					857	1,279	Jun-03	3.15%	3.75%
Jul-03	26		45					829	1,253	Jul-03	3.14%	3.59%
Aug-03	27		47					838	1,254	Aug-03	3.22%	3.75%
Sep-03	28		48					887	1,300	Sep-03	3.16%	3.69%
Oct-03	32		53					957	1,387	Oct-03	3.34%	3.82%
Nov-03	31		52	(TRx 161)				883	1,308	Nov-03	3.51%	3.98%
Dec-03	33		56					1,064	1,535	Dec-03	3.10%	3.65%
Jan-04	33	34	56		55	-2.9%	1.8%	974	1,425	Jan-04	3.39%	3.93%
Feb-04	30	30	52		50	0.0%	4.0%	882	1,304	Feb-04	3.40%	3.99%
Mar-04	33	34	57		57	-2,9%	0.0%	969	1,439	Mar-04	3.41%	3.96%
Apr-04	28	32	51		54	-12.5%	-5.6%	870	1,310	Apr-04	3.22%	3.89%
May-04	26	29	48		52	-10.3%	-7.7%	841	1,270	May-04	3.09%	3.78%
Jun-04	27	27	48		48	0.0%	0.0%	865	1,298	Jun-04	3.12%	3.70%
Jul-04	25	26	44		45	-3.8%	-2.2%	811	1,219	Jul-04	3.08%	3.61%
Aug-04	29	27	50		47	7.4%	6.4%	852	1,278	Aug-04	3.40%	3.91%
Sep-04	29	28	50		48	3.6%	4.2%	852	1,266	Sep-04	3.40%	3.95%
Oct-04	31	32	52		53	-3.1%	-1.9%	910	1,337	Oct-04	3.41%	3.89%
Nov-04	32	31	54	(TRx 163)	52	3.2%	3.8%	939	1,380	Nov-04	3.41%	3.91%
Dec-04	33	33	57		56	0.0%	1.8%	991	1,445	Dec-04	3.33%	3.94%
Jan-05	33	33	57		56	0.0%	1.8%	1,036	1,480	Jan-05	3.19%	3.85%
Feb-05	30	30	50		52	0.0%	-3.8%	1,028	1,433	Feb-05	2.92%	3.49%
Mar-05	32	33	55		57	-3.0%	-3.5%	1,062	1,530	Mar-05	3.01%	3.59%
Apr-05	28	28	49		51	0.0%	-3.9%	916	1,339	Apr-05	3.06%	3.66%
May-05	27	26	49		48	3.8%	2.1%	919	1,346	May-05	2.94%	3.64%
Jun-05	26	27	46		48	-3.7%	-4.2%	901	1,306	Jun-05	2.89%	3.52%
Jul-05	26	25	44		44	4.0%	0.0%	867	1,242	Jul-05	3.00%	3.54%
Aug-05	32	29	52		50	10.3%	4.0%	954	1,353	Aug-05	3.35%	3.84%
Sep-05	33	29	52		50	13.8%	4.0%	943	1,331	Sep-05	3.50%	3.91%
Oct-05	43	31	58		52	38.7%	11.5%	982	1,384	Oct-05	4.38%	4.19%
Nov-05	46	32	61		54	43.8%	13.0%	973	1,368	Nov-05	4.73%	4.46%
Dec-05	43	33	62		57	30.3%	8.8%	993	1,401	Dec-05	4.33%	4.43%
Jan-06	42	33	63		57	27.3%	10.5%	1,056	1,456	Jan-06	3.98%	4.33%
Feb-06	37	30	57		50	23.3%	14.0%	961	1,327	Feb-06	3.85%	4.30%
Mar-06	39	32	62		55	21.9%	12.7%	1,045	1,461	Mar-06	3.73%	4.24%
Apr-06	31	28	54		49	10.7%	10.2%	1,037	1,462	Apr-06	2.99%	3.69%
May-06	32	27	56		49	18.5%	14.3%	1,018	1,445	May-06	3.14%	3.88%
Jun-06	29	26	51		46	11.5%	10.9%	997	1,396	Jun-06	2.91%	3.65%
Jul-06										Jul-06
Aug-06										Aug-06
Sep-06										Sep-06
Oct-06										Oct-06
Nov-06										Nov-06
Dec-06										Dec-06

65A

The following table presents new filled prescriptions (“NRx”) for Estrace Tablets for the fiscal year ended September 30, 2004 and fiscal year ended December 31, 2005 and the number of new prescriptions for Estrace Tablets filled by other (“FBO”) generic products. Estrace Tablet NRx have been substituted 89% and 92% by generic products for the fiscal year ended September 30, 2004 and fiscal year ended December 31, 2005.

ESTRACE SUBSTITUTION

	Presc NRX FisYr/12/2004 (Thousands)	Presc NRX FisYr/12/2005 (Thousands)
ESTRACE WCT 75/12	1,487	1,366
OSR ORALS,SOL,TAB/CAP RE	978	866
VAC VAGINALS,CREAM/OINTM	509	500

	NRX FBO FisYr/12/2004 (Thousands)	NRX FBO FisYr/12/2005 (Thousands)

ESTRACE WCT 75/12	867	795
OSR ORALS,SOL,TAB/CAP RE	867	795
VAC VAGINALS,CREAM/OINTM	0	0

SUBSTITUTION	% SUBS 2004	% SUBS 2005
OSR ORALS,SOL,TAB/CAP RE	89%	92%
VAC VAGINALS,CREAM/OINTM	0%	0%